Operating Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating Segment Information
4.
Operating Segment Information

Operating segments are components of the PLDT Group that engage in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of PLDT Group). The operating results of these operating segments are regularly reviewed by the Management Committee to make decisions about how resources are to be allocated to each of the segments and to assess their performances, and for which discrete financial information is available.

For management purposes, we are organized into business units based on our products and services. We have three reportable operating segments as follows:

•
Wireless – mobile telecommunications services provided by Smart and DMPI, our mobile service providers; SBI and PDSI, our wireless broadband service providers; and certain subsidiaries of PLDT Global;
•
Fixed Line – fixed line telecommunications services primarily provided by PLDT. We also provide fixed line services through PLDT’s subsidiaries, namely, ClarkTel, BCC and PLDT Global and certain subsidiaries; data center, cloud, cyber security services, managed information technology services and resellership through ePLDT and its subsidiaries; distribution of Filipino channels and content through PGNL and its subsidiaries; and software development and IT solutions provided by Multisys; and
•
Others – PCEV, PGIH, PLDT Digital and its subsidiaries, our investment companies.

See Note 2 – Summary of Material Accounting Policies for further discussion.

Segment revenues, segment expenses and segment results include transfers between business segments. These transfers are eliminated in full upon consolidation.

The amounts of segment assets and liabilities and segment profit or loss are based on measurement principles that are similar to those used in measuring the assets and liabilities and profit or loss in our consolidated financial statements, which is in accordance with IFRS. The segment revenues, net income, and other segment information of our reportable operating segments for the years ended December 31, 2023, 2022 and 2021, and as at December 31, 2023 and 2022 are as follows:

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)
December 31, 2023
Revenues
External customers	103,718	107,235	—	—	210,953
Service revenues	94,994	106,838	—	—	201,832
Non-service revenues	8,724	397	—	—	9,121
Inter-segment transactions	683	13,499	—	(14,182)	—
Service revenues	683	13,498	—	(14,181)	—
Non-service revenues	—	1	—	(1)	—
Total revenues	104,401	120,734	—	(14,182)	210,953
Results
Depreciation and amortization	31,498	36,855	—	(9,912)	58,441
Asset impairment	648	3,784	—	—	4,432
Interest income	720	324	7	(35)	1,016
Equity share in net losses of associates and joint ventures	—	(595)	(2,211)	—	(2,806)
Financing costs – net	9,034	6,824	—	(2,103)	13,755
Provision for income tax	5,537	4,015	1	59	9,612
Net income (loss) / Segment profit (loss)	17,522	26,473	(2,270)	(14,901)	26,824
Continuing operations	17,522	26,514	(2,270)	(14,901)	26,865
Discontinued operations (Notes 2 and 8)	—	(41)	—	—	(41)
Assets and liabilities
Operating assets	291,140	260,220	13,415	(23,736)	541,039
Investments in associates and joint ventures	41	42,709	7,558	—	50,308
Deferred income tax assets – net	5,356	11,270	53	1,493	18,172
Total assets	296,537	314,199	21,026	(22,243)	609,519
Operating liabilities	233,237	279,660	1,883	(15,812)	498,968
Deferred income tax liabilities	—	165	—	—	165
Total liabilities	233,237	279,825	1,883	(15,812)	499,133
Other segment information
Capital expenditures, including capitalized interest (Note 9)(1)	36,797	48,286	—	—	85,083

(1) Net of additions subject to sale and leaseback from tower companies.

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)
December 31, 2022
Revenues
External customers	103,482	100,880	—	—	204,362
Service revenues	95,060	100,284	—	—	195,344
Non-service revenues	8,422	596	—	—	9,018
Inter-segment transactions	792	26,930	—	(27,722)	—
Service revenues	792	26,930	—	(27,722)	—
Non-service revenues	—	—	—	—	—
Total revenues	104,274	127,810	—	(27,722)	204,362

Results
Depreciation and amortization	52,660	55,707	—	(9,736)	98,631
Asset impairment	1,173	4,870	1	—	6,044
Interest income	451	202	14	(14)	653
Equity share in net losses of associates and joint ventures	—	(253)	(3,051)	—	(3,304)
Financing costs – net	8,349	6,100	—	(2,690)	11,759
Provision for (benefit from) income tax	3,793	(1,102)	(134)	140	2,697
Net income (loss) / Segment profit (loss)	15,104	16,166	(2,669)	(17,866)	10,735
Continuing operations	15,104	16,766	(2,669)	(17,866)	11,335
Discontinued operations (Notes 2 and 8)	—	(600)	—	—	(600)

Assets and liabilities
Operating assets	310,549	257,976	10,768	(24,313)	554,980
Investments in associates and joint ventures	40	43,304	8,202	—	51,546
Deferred income tax assets – net	6,871	9,280	53	1,432	17,636
Total assets	317,460	310,560	19,023	(22,881)	624,162
Operating liabilities	246,170	272,489	1,630	(10,292)	509,997
Deferred income tax liabilities	—	204	—	—	204
Total liabilities	246,170	272,693	1,630	(10,292)	510,201

Other segment information
Capital expenditures, including capitalized interest (Note 9)(1)	46,636	50,174	—	—	96,810

(1) Net of additions subject to sale and leaseback from tower companies.

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)

December 31, 2021
Revenues
External customers	105,492	86,694	—	—	192,186
Service revenues	98,512	86,168	—	—	184,680
Non-service revenues	6,980	526	—	—	7,506
Inter-segment transactions	1,127	29,298	—	(30,425)	—
Service revenues	1,127	29,290	—	(30,417)	—
Non-service revenues	—	8	—	(8)	—
Total revenues	106,619	115,992	—	(30,425)	192,186

Results
Depreciation and amortization	40,459	22,042	—	(10,429)	52,072
Asset impairment	1,241	3,700	1	—	4,942
Interest income	355	274	26	—	655
Equity share in net gains (losses) of associates and joint ventures	-	103	(1,204)	—	(1,101)
Financing costs – net	(7,551)	(6,017)	-	3,166	(10,402)
Provision for (benefit from) income tax	3,366	4,084	(270)	279	7,459
Net income (loss) / Segment profit (loss)	9,434	26,146	384	(9,288)	26,676
Continuing operations	9,434	26,267	384	(9,288)	26,797
Discontinued operations (Notes 2 and 8)	—	(121)	—	—	(121)

Assets and liabilities
Operating assets	299,513	285,083	7,351	(32,368)	559,579
Investments in associates and joint ventures	39	43,519	9,806	—	53,364
Deferred income tax assets – net	4,695	8,433	(81)	338	13,385
Total assets	304,247	337,035	17,076	(32,030)	626,328
Operating liabilities	213,219	293,162	1,023	(8,710)	498,694
Deferred income tax liabilities	—	169	—	—	169
Total liabilities	213,219	293,331	1,023	(8,710)	498,863

Other segment information
Capital expenditures, including capitalized interest (Note 9)	36,898	52,085	—	—	88,983

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
		(in million pesos)
Wireless services
Service revenues:
Mobile	93,365	93,029	95,619
Home broadband	1,629	2,028	2,889
MVNO and others	—	3	4
	94,994	95,060	98,512
Non-service revenues:
Sale of mobile handsets and broadband data modems	8,724	8,422	6,980
Total wireless revenues	103,718	103,482	105,492
Fixed line services
Service revenues:
Voice	25,160	22,249	20,222
Data	81,509	77,889	65,796
Miscellaneous	169	146	150
	106,838	100,284	86,168
Non-service revenues:
Sale of computers, phone units and SIM cards	395	495	454
Point-product-sales	2	101	72
	397	596	526
Total fixed line revenues	107,235	100,880	86,694
Total revenues	210,953	204,362	192,186

Disclosure of the geographical distribution of our revenues from external customers and the geographical location of our total assets are not provided since majority of our consolidated revenues are derived from our operations within the Philippines.

There is no revenue transaction with a single external customer that accounted for 10% or more of our consolidated revenues from external customers for the years ended December 31, 2023, 2022 and 2021.